UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%

Affiliated Registered Investment Companies

458,329	Dryden Government Income Fund, Inc. (Class Z)	$4,074,550
149,259	Dryden High Yield Fund, Inc. (Class Z)	847,793
286,625	Dryden International Equity Fund (Class Z)	2,075,168
81,372	Dryden Large-Cap Core Equity Fund (Class Z)	955,311
344,131	Dryden Short-Term Corporate Bond Fund (Class Z)	3,733,819
105,186	Dryden Ultra Short Bond Fund (Class Z)	1,013,993
64,381	Jennison 20/20 Focus Fund (Class Z)	992,754
21,417	Jennison Equity Opportunity Fund (Class Z)	347,390
86,064	Jennison Growth Fund (Class Z)	1,432,109
17,099	Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	351,214
72,084	Jennison Value Fund (Class Z)	1,431,585

	Total long-term investments (cost $16,247,750)	17,255,686

	SHORT-TERM INVESTMENT 4.4%
	Affiliated Money Market Mutual Fund

787,303	Dryden Core Investment Fund-Taxable Money Market Series (cost $787,303)	787,303

	Total Investments(a) 100.8% (cost $17,035,053)(b)	18,042,989
	Liabilities in excess of other assets (0.8%)	(145,839)

	Net Assets 100.0%	$17,897,150

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$17,051,472	$1,169,337	$177,820	$991,517

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.3%

Mutual Funds

963,027	Dryden International Equity Fund (Class Z)	$6,972,317
202,167	Dryden Large-Cap Core Equity Fund (Class Z)	2,373,439
96,411	Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	1,727,680
78,733	Dryden Total Return Bond Fund, Inc. (Class Z)	996,762
187,682	Jennison 20/20 Focus Fund (Class Z)	2,894,055
90,560	Jennison Equity Opportunity Fund (Class Z)	1,468,891
289,317	Jennison Growth Fund (Class Z)	4,814,239
49,700	Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	1,020,843
177,410	Jennison Value Fund (Class Z)	3,523,371

	Total long-term investments (cost $22,112,724)	25,791,597

	SHORT-TERM INVESTMENT 3.5%
	Money Market Mutual Fund

942,025	Dryden Core Investment Fund-Taxable Money Market Series (cost $942,025)	942,025
	Total Investments(a) 99.8% (cost $23,054,749)(b)	26,733,622
	Other assets in excess of liabilities 0.2%	63,719

	Net Assets 100.0%	$26,797,341

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$23,079,128	$3,694,599	$40,105	$3,654,494

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Dryden Moderate Allocation Fund

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.7%

Mutual Funds

763,393	Dryden Government Income Fund, Inc. (Class Z)	$6,786,567
359,593	Dryden High Yield Fund, Inc. (Class Z)	2,042,489
1,341,537	Dryden International Equity Fund (Class Z)	9,712,726
321,672	Dryden Large-Cap Core Equity Fund (Class Z)	3,776,432
567,694	Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	6,159,478
86,770	Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	1,554,927
100,050	Dryden Ultra Short Bond Fund (Class Z)	964,483
303,522	Jennison 20/20 Focus Fund (Class Z)	4,680,314
142,167	Jennison Equity Opportunity Fund (Class Z)	2,305,942
417,230	Jennison Growth Fund (Class Z)	6,942,711
69,600	Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	1,429,578
305,905	Jennison Value Fund (Class Z)	6,075,269

	Total long-term investments (cost $47,247,849)	52,430,916

	SHORT-TERM INVESTMENT 2.7%
	Money Market Mutual Fund
1,419,668	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,419,668)	1,419,668

	Total Investments(a) 100.4% (cost $48,667,517)(b)	53,850,584
	Liabilities in excess of other assets (0.4%)	(196,602)

	Net Assets 100.0%	$53,653,982

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 48,720,098	$5,515,449	$(384,963)	$5,130,486

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investments Portfolio, Inc.

Jennison Growth Fund

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Beverages - 1.4%

755,500	PepsiCo, Inc.	$44,634,940

Biotechnology - 6.1%

930,300	Amgen, Inc.(a)(b)	73,363,458
743,100	Genentech, Inc.(a)	68,736,750
1,099,900	Gilead Sciences, Inc.(a)	57,887,737

		199,987,945

Capital Markets - 4.8%

3,912,100	Charles Schwab Corp. (The)	57,390,507
317,700	Goldman Sachs Group, Inc.	40,573,467
897,100	Merrill Lynch & Co., Inc.	60,760,583

		158,724,557

Commercial Banks - 1.5%

1,074,000	Bank of America Corp.(b)	49,565,100

Communications Equipment - 3.7%

2,019,500	Cisco Systems, Inc.(a)	34,573,840
2,365,800	Nokia OYJ ADR (Finland)(b)	43,294,140
1,010,000	QUALCOMM, Inc.	43,510,800

		121,378,780

Computers & Peripherals - 2.9%

905,700	Apple Computer, Inc.(a)	65,110,773
2,296,900	EMC Corp.(a)	31,283,778

		96,394,551

Consumer Finance - 2.6%

1,645,500	American Express Co.	84,677,430

Diversified Financial Services - 1.3%

1,046,300	JP Morgan Chase & Co.	41,527,647

Electronic Equipment & Instruments - 0.8%

817,400	Agilent Technologies, Inc.(a)	27,211,246

Energy Equipment & Services - 2.9%

969,200	Schlumberger Ltd.(b)	94,157,780

Food & Staples Retailing - 2.0%

849,900	Whole Foods Market, Inc.(b)	65,773,761

Health Care Equipment & Supplies - 3.3%

449,100	Alcon, Inc.	58,203,360
978,000	St. Jude Medical, Inc.(a)	49,095,600

		107,298,960

Health Care Providers & Services - 5.9%

1,050,000	Caremark Rx, Inc.(a)	54,379,500
269,600	CIGNA Corp.	30,114,320
1,059,400	UnitedHealth Group, Inc.(b)	65,831,116
560,900	WellPoint, Inc.(a)	44,754,211

		195,079,147

Hotels, Restaurants & Leisure - 1.7%

338,100	Cheesecake Factory (The)(a)(b)	12,641,559
499,700	Marriott International, Inc. (Class A)(b)	33,464,909
303,200	Starbucks Corp.(a)	9,099,032

		55,205,500

Household Products - 3.0%

1,717,390	Procter & Gamble Co.	99,402,533

Industrial Conglomerates - 3.2%

3,056,400	General Electric Co.	107,126,820

Insurance - 2.5%

1,221,500	American International Group, Inc.	83,342,945

Internet & Catalog Retail - 3.8%

366,400	Amazon.com, Inc.(a)(b)	17,275,760
2,477,300	eBay, Inc.(a)(b)	107,143,225

		124,418,985

Internet Software & Services - 6.8%

313,500	Google, Inc. (Class A)(a)(b)	130,058,610
2,437,300	Yahoo!, Inc.(a)(b)	95,493,414

		225,552,024

Media - 0.4%

134,000	Getty Images, Inc.(a)(b)	11,962,180

Multiline Retail - 3.3%

519,400	Federated Department Stores, Inc.(b)	34,451,802
1,331,100	Target Corp.(b)	73,170,567

		107,622,369

Oil, Gas & Consumable Fuels - 2.4%

450,100	Occidental Petroleum Corp.(b)	35,953,988
674,500	Suncor Energy, Inc.	42,581,185

		78,535,173

Pharmaceuticals - 5.3%

1,200,700	Novartis AG ADR (Switzerland)	63,012,736
952,900	Roche Holding AG ADR (Switzerland)	71,325,613
472,700	Sanofi-Aventis (France)	41,412,386

		175,750,735

Semiconductors & Semiconductor Equipment - 9.4%

2,521,600	Applied Materials, Inc.	45,237,504
1,825,100	Intel Corp.	45,554,496
1,440,300	Marvell Technology Group Ltd. (a)(b)	80,786,427
2,000,600	Maxim Integrated Products, Inc.	72,501,744
2,199,600	Texas Instruments, Inc.	70,541,172

		314,621,343

Software - 8.6%

2,174,400	Adobe Systems, Inc.	80,365,824
1,182,000	Electronic Arts, Inc.(a)(b)	61,830,420
2,436,800	Microsoft Corp.	63,722,320
621,800	NAVTEQ Corp.(a)(b)	27,278,366
1,196,300	SAP AG ADR (Germany)(b)	53,917,241

		287,114,171

Specialty Retail - 4.5%

1,552,600	Chico’s FAS, Inc.(a)(b)	68,205,718
751,900	Lowe’s Cos., Inc.	50,121,654
661,200	Williams-Sonoma, Inc.(a)(b)	28,530,780

		146,858,152

Textiles, Apparel & Luxury Goods - 3.2%

1,449,100	Coach, Inc.(a)	48,312,994
645,100	Nike, Inc. (Class B)	55,988,229

		104,301,223

Wireless Telecommunications Services - 1.5%

2,087,845	Sprint Nextel Corp.	48,772,059

	Total long-term investments (cost $2,359,508,780)	3,256,998,056

SHORT-TERM INVESTMENTS 17.6%
Mutual Fund
579,849,133	Dryden Core Investment Fund - Taxable Money Market Series (cost $579,849,133; includes $541,579,733 of cash collateral received for securities on loan)(c)(d)	579,849,133

	Total Investments 116.4% (cost $2,939,357,913)(e)	3,836,847,189

	Other liabilities in excess of assets (16.4%)	(540,197,969)

	Net Assets 100.0%	$3,296,649,220

The following abbreviations are used in portfolio descriptions:

ADR—American Depository Receipt

(a)	Non-income producing security.

(b)	All or portion of security on loan. The aggregate market value of such securities is $520,057,234; cash collateral of $541,579,733 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 2,940,943,136	$912,823,174	$(16,919,121)	$895,904,053

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS

Aerospace & Defense 0.7%

152,000	Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)	$5,943,200

Biotechnology 1.8%

354,800	Human Genome Sciences, Inc.(a)(b)	3,037,088
168,500	ImClone Systems, Inc.(a)	5,769,440
169,000	MedImmune, Inc.(a)	5,918,380

		14,724,908

Capital Markets 6.3%

222,600	Bank of New York Co., Inc. (The)	7,089,810
1,081,800	Charles Schwab Corp. (The)	15,870,006
410,600	Lazard Ltd. (Class A)	13,098,140
367,700	Nuveen Investments, Inc. (Class A)	15,671,374

		51,729,330

Chemicals 5.3%

378,300	E.I. du Pont de Nemours & Co.	16,077,750
423,000	Huntsman Corp.(a)(b)	7,284,060
684,100	Nalco Holding Co.(a)	12,115,411
405,200	Rockwood Holdings, Inc.(a)	7,994,596

		43,471,817

Commercial Banks 1.6%

431,755	Royal Bank of Scotland Group PLC (United Kingdom)	13,036,664

Commercial Services & Supplies 6.3%

1,309,100	Allied Waste Industries, Inc.(a)(b)	11,441,534
462,700	Aramark Corp. (Class B)	12,853,806
180,800	Hewitt Associates, Inc. (Class A)(a)(b)	5,064,208
366,100	Manpower, Inc.	17,023,650
219,600	Navigant Consulting, Inc.(a)(b)	4,826,808

		51,210,006

Communications Equipment 2.4%

1,085,900	Nokia Corp. (ADR) (Finland)	19,871,970

Containers & Packaging 1.1%

114,900	Packaging Corp. of America(b)	2,636,955
139,000	Temple-Inland, Inc.	6,234,150

		8,871,105

Diversified Consumer Services 1.7%

268,600	DeVry, Inc.(a)(b)	5,372,000
264,800	Education Management Corp.(a)	8,873,448

		14,245,448

Diversified Financial Services 1.2%

254,372	J.P. Morgan Chase & Co.	10,096,025

Diversified Telecommunication Services 2.6%

1,003,500	Citizens Communications Co.	12,272,805
748,400	IDT Corp. (Class B)(a)(b)	8,756,280

		21,029,085

Electronic Equipment & Instruments

10,715	Agilent Technologies, Inc.(a)	356,702

Energy Equipment & Services 4.9%

240,400	B.J. Services Co.	8,815,468
252,200	Rowan Cos., Inc.	8,988,408
124,800	Schlumberger Ltd.	12,124,320
283,000	Weatherford International Ltd.(a)	10,244,600

		40,172,796

Food & Staples Retailing 3.9%

970,100	Kroger Co. (The)(a)	18,315,488
467,000	Performance Food Group Co.(a)(b)	13,248,790

		31,564,278

Food Products 1.4%

1,230,100	Cadbury Schweppes PLC (United Kingdom)	11,629,475

Health Care Providers & Services 2.4%

246,700	Community Health Systems, Inc.(a)	9,458,478
157,100	Medco Health Solutions, Inc.(a)	8,766,180
166,800	Tenet Healthcare Corp.(a)(b)	1,277,688

		19,502,346

Hotels, Restaurants & Leisure 3.9%

424,300	Alliance Gaming Corp.(a)(b)	5,524,386
405,300	GTECH Holdings Corp.	12,864,222
542,200	Pinnacle Entertainment, Inc.(a)	13,397,762

		31,786,370

Independent Power Producers & Energy Traders 1.1%

182,200	TXU Corp.	9,144,618

Insurance 7.9%

325,300	American International Group, Inc.	22,195,219
459,500	Axis Capital Holdings Ltd.	14,373,160
1,228,400	Benfield Group Ltd. (United Kingdom)	7,608,417
460,800	Montpelier Re Holdings Ltd.	8,709,120
489,300	UnumProvident Corp.(b)	11,131,575

		64,017,491

Internet & Catalog Retail 3.0%

383,200	Expedia, Inc.(a)(b)	9,181,472
544,800	IAC/Interactive Corp.(a)(b)	15,423,288

		24,604,760

Machinery 2.3%

371,200	Dover Corp.	15,029,888
132,600	Navistar International Corp.(a)(b)	3,795,012

		18,824,900

Media 9.9%

556,686	CBS Corp. (Class B)	18,147,963
717,200	Discovery Holding Co. (Class A)(a)(b)	10,865,580
3,445,700	Gemstar-TV Guide International, Inc.(a)	8,993,277
1,357,000	Pearson PLC (United Kingdom)	16,051,089
1,132,900	Radio One, Inc. (Class D)(a)(b)	11,725,515
297,600	Verenigde Nederlandse Uitgeversbedrijven NV (Netherlands)	9,868,678
250,900	Westwood One, Inc.	4,089,670

		79,741,772

Metals & Mining 1.9%

303,500	Alcoa, Inc.(b)	8,974,495
500,000	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)(a)(b)	6,525,000

		15,499,495

Multi-Utilities 2.4%

1,416,700	Aquila, Inc.(a)	5,100,120
318,700	Sempra Energy	14,290,508

		19,390,628

Oil, Gas & Consumable Fuels 1.0%

106,200	Occidental Petroleum Corp.(b)	8,483,256

Paper & Forest Products 1.7%

499,800	MeadWestvaco Corp.(b)	14,009,394

Pharmaceuticals 8.2%

276,100	Abbott Laboratories	10,886,623
463,800	Andrx Corp.(a)	7,638,786
155,600	Eli Lilly & Co.(b)	8,805,404
552,900	Pfizer, Inc.	12,893,628
139,100	Sanofi-Aventis (France)	12,186,298
422,500	Watson Pharmaceuticals, Inc.(a)(b)	13,735,475

		66,146,214

Road & Rail 2.3%

361,900	CSX Corp.	18,373,663

Semiconductors & Semiconductor Equipment 1.5%

320,400	Intel Corp.	7,997,184
187,600	MEMC Electronic Materials, Inc.(a)(b)	4,159,092

		12,156,276

Software 6.8%

1,092,300	BEA Systems, Inc.(a)	10,267,620
375,800	Computer Associates International, Inc.	10,593,802
495,000	Manhattan Associates, Inc.(a)	10,137,600
749,900	Microsoft Corp.	19,609,885
601,900	TIBCO Software, Inc.(a)	4,496,193

		55,105,100

Specialty Retail 0.6%

1,361,800	Blockbuster, Inc. (Class A)(b)	5,106,750

	Total long-term investments (cost $738,287,948)	799,845,842

SHORT-TERM INVESTMENTS 18.6%
Money Market Mutual Fund 18.6%

151,568,083	Dryden Core Investment Fund - Taxable Money Market Series (cost $151,568,083; includes $136,922,864 of cash collateral received for securities on loan)(c)(e)	151,568,083

Principal Amount (000)
U.S. Government Security
$ 105	United States Treasury Bill, 4.17%, 6/22/06(d) (cost $102,913)	102,941

	Total short-term investments (cost $151,670,996)	151,671,024

	Total Investments 116.7% (cost $889,958,944)(f)	951,516,866
	Liabilities in excess of other assets (16.7%)	(136,203,517)

	Net Assets 100%	$815,313,349

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $128,779,986; cash collateral of $136,922,864 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 892,694,027	$86,915,154	$28,092,315	$58,822,839

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Dryden Active Allocation Fund

Schedule of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 90.8%
COMMON STOCKS 67.9%

Aerospace/Defense 1.9%

33,400	Armor Holdings, Inc.(a)(g)	$1,424,510
22,300	General Dynamics Corp.	2,543,315
50,900	Lockheed Martin Corp.	3,238,767
70,800	Northrop Grumman Corp.	4,255,788
7,100	Raytheon Co.	285,065
1,900	United Industrial Corp.	78,603
19,100	United Technologies Corp.	1,067,881

		12,893,929

Airlines

5,900	Skywest, Inc.	158,474

Apparel 0.3%

2,800	Carter’s, Inc.(a)	164,780
33,200	Jones Apparel Group, Inc.	1,019,904
4,700	Liz Claiborne, Inc.(g)	168,354
3,900	Steven Madden Ltd.	113,997
4,400	VF Corp.	243,496

		1,710,531

Automobiles 0.9%

59,800	Ford Motor Co.(g)	461,656
19,100	General Motors Corp.(g)	370,922
45,700	Harley-Davidson, Inc.(g)	2,353,093
40,700	PACCAR, Inc.	2,817,661
800	Thor Industries, Inc.	32,056

		6,035,388

Banking 3.1%

3,600	AmSouth Bancorporation(g)	94,356
3,000	Bank of New York Co., Inc. (The)	95,550
42,200	BB&T Corp.(g)	1,768,602
600	City Holding Co.	21,570
18,200	Comerica, Inc.	1,033,032
86,500	First Bancorp (Puerto Rico)	1,073,465
3,300	Hanmi Financial Corp.	58,938
5,700	Huntington Bancshares, Inc.	135,375
70,400	KeyCorp	2,318,272
54,800	National City Corp.	1,839,636
7,600	North Fork Bancorporation, Inc.	207,936
43,400	Popular, Inc. (Puerto Rico)	917,910
8,000	Sovreign Bancorp, Inc.	172,960
4,300	SunTrust Banks, Inc.	312,868
4,300	SVB Financial Group(a)(g)	201,412
19,200	TD Banknorth, Inc.(g)	557,760
125,156	U.S. Bancorp	3,740,913
6,800	UnionBanCal Corp.	467,296
72,500	Wachovia Corp.(g)	3,832,350
34,600	Wells Fargo & Co.	2,173,918

		21,024,119

Beverages 1.5%

89,200	Coca-Cola Co. (The)	3,595,652
37,800	Coca-Cola Enterprises, Inc.	724,626
101,000	Pepsi Bottling Group, Inc.	2,889,610
6,000	PepsiAmericas, Inc.	139,560
47,600	PepsiCo, Inc.	2,812,208

		10,161,656

Biotechnology 0.7%

16,276	Amgen, Inc.(a)(g)	1,283,525
1,500	Bio-Rad Laboratories, Inc., Class A(a)	98,160
44,500	Biogen Idec, Inc.(a)	2,017,185
21,300	Digene Corp.(a)	621,321
7,700	Enzon Pharmaceuticals, Inc.(a)	56,980
9,600	Genentech, Inc.(a)	888,000

		4,965,171

Building & Construction 0.7%

11,800	Eagle Materials, Inc.	1,443,848
4,250	Florida Rock Industries, Inc.	208,505
30,600	Martin Marietta Materials, Inc.	2,347,632
5,400	Masco Corp.	163,026
6,400	USG Corp.(a)	416,000

		4,579,011

Business Services 0.3%

123,500	Xerox Corp.(a)(g)	1,809,275

Capital Markets 1.8%

1,080	Ameriprise Financial, Inc.	44,280
31,100	Goldman Sachs Group, Inc.	3,971,781
34,800	Lehman Brothers Holdings, Inc.	4,460,316
53,500	Merrill Lynch & Co., Inc.	3,623,555
2,200	SEI Investments Co.	81,400

		12,181,332

Chemicals 0.6%

28,100	Chemtura Corp.	356,870
47,000	Dow Chemical Co. (The)	2,059,540
12,700	Eastman Chemical Co.	655,193
1,600	FMC Corp.(a)	85,072
15,400	Lyondell Chemical Co.	366,828
37,000	Mosaic Co. (The)(a)(g)	541,310
1,600	Wellman, Inc.	10,848

		4,075,661

Commercial Services 0.5%

2,300	Aramark Corp., Class B	63,894
24,100	Career Education Corp.(a)	812,652
43,700	Cendant Corp.	753,825
3,000	Corporate Executive Board Co.	269,100
9,200	Jackson Hewitt Tax Service, Inc.	254,932
4,700	Kforce, Inc.(a)	52,452

7,300	Pegasus Solutions, Inc.(a)	65,481
1,100	Pre-Paid Legal Services, Inc.	42,031
25,600	R. R. Donnelley & Sons Co.	875,776
15,200	Spherion Corp.(a)	152,152

		3,342,295

Communications Equipment 1.4%

17,500	Avocent Corp.(a)	475,825
229,200	Cisco Systems, Inc.(a)	3,923,904
21,300	Interdigital Communications Corp.(a)	390,216
105,400	Qualcomm, Inc.	4,540,632

		9,330,577

Computer Software & Services 1.3%

40,500	Computer Sciences Corp.(a)	2,050,920
72,600	EarthLink, Inc.(a)(g)	806,586
8,600	John H. Harland Co.	323,360
22,400	MicroStrategy, Inc., Class A(a)	1,853,376
297,600	Oracle Corp.(a)	3,633,696
11,100	SERENA Software, Inc.(a)(g)	260,184

		8,928,122

Computer Systems/Peripherals 2.2%

26,300	Agilysys, Inc.	479,186
7,600	Black Box Corp.	360,088
68,500	Dell, Inc.(a)(g)	2,054,315
109,600	EMC Corp.(a)	1,492,752
82,693	Hewlett-Packard Co.	2,367,501
81,100	International Business Machines Corp.	6,666,420
9,600	Komag, Inc.(a)	332,736
2,600	Lexmark International, Inc.(a)	116,558
8,600	QLogic Corp.(a)	279,586
34,700	Synaptics, Inc.(a)	857,784

		15,006,926

Consumer Finance 0.1%

5,500	Capital One Financial Corp.	475,200

Containers 0.2%

29,300	Ball Corp.	1,163,796

Cosmetics/Toiletries 0.2%

1,700	Chattem, Inc.(a)	61,863
39,700	Parlux Fragrances, Inc.(a)(g)	1,212,041

		1,273,904

Data Processing/Management 0.4%

60,300	Fiserv, Inc.(a)(g)	2,609,181
3,100	Perot Systems Corp., Class A(a)	43,834

		2,653,015

Distribution/Wholesale 0.4%

22,600	CDW Corp.(g)	1,301,082
33,400	Fastenal Co.(g)	1,308,946
7,100	Ingram Micro, Inc., Class A(a)	141,503

		2,751,531

Diversified Consumer Products 0.2%

27,600	USANA Health Sciences, Inc.(a)(g)	1,058,736

Diversified Financial Services 0.9%

35,500	AmeriCredit Corp.(a)(g)	909,865
6,600	Compucredit Corp.(a)	253,968
900	First Marblehead Corp.	29,574
116,030	JP Morgan Chase & Co.	4,605,231

		5,798,638

Diversified Manufacturing 1.6%

40,400	3M Co.(g)	3,131,000
23,800	Cooper Industries Ltd., Class A	1,737,400
39,600	Eaton Corp.	2,656,764
23,700	Energizer Holdings, Inc.(a)	1,180,023
53,500	Ingersoll-Rand Co., Class A (Bermuda)	2,159,795
800	Middleby Corp.(a)	69,200

		10,934,182

Education 0.1%

8,300	Strayer Education, Inc.	777,710

Electrical Utilities 0.9%

50,000	Alliant Energy Corp.	1,402,000
57,900	American Electric Power Co., Inc.	2,147,511
3,400	American States Water Co.	104,720
18,900	DTE Energy Co.	816,291
8,500	Edison International	370,685
15,500	NiSource, Inc.	323,330
3,800	Pepco Holdings, Inc.	85,006
10,000	Pinnacle West Capital Corp.	413,500
4,500	PPL Corp.	132,300
9,900	Progress Energy, Inc.	434,808
2,200	Westar Energy, Inc.	47,300

		6,277,451

Electronic Components 0.8%

7,000	Belden CDT, Inc.	171,010
8,200	Emerson Electric Co.	612,540
4,900	Encore Wire Corp.(a)	111,524
26,500	Harman International Industries, Inc.	2,593,025
2,000	Jabil Circuit, Inc.(a)	74,180
1,900	Molecular Devices Corp.(a)	54,967
26,400	National Instruments Corp.	846,120
12,500	Tech Data Corp.(a)	496,000
16,300	Thomas & Betts Corp.(a)	683,948

		5,643,314

Energy Equipment & Services 0.5%

14,100	Helmerich & Payne, Inc.	872,931
8,200	Nabors Industries Ltd. (Barbados)(a)	621,150
2,100	Rowan Cos., Inc.	74,844
13,500	Schlumberger Ltd.	1,311,525
4,900	Smith International, Inc.	181,839
7,100	Transocean, Inc.(a)	494,799

		3,557,088

Financial Services 4.3%

157,820	Bank of America Corp.	7,283,392
14,300	Bear Stearns Cos., Inc. (The)	1,652,079
16,000	CharterMac	338,880
46,400	CIT Group, Inc.	2,402,592
185,360	Citigroup, Inc.	8,995,520
44,098	Countrywide Financial Corp.	1,507,711
110,400	Friedman Billings Ramsey Group, Inc.	1,092,960
57,400	Morgan Stanley	3,256,876
25,200	Principal Financial Group, Inc. (The)	1,195,236
37,674	Washington Mutual, Inc.	1,638,828

		29,364,074

Foods 1.0%

22,000	Chiquita Brands International, Inc.	440,220
3,200	Gold Kist, Inc.(a)	47,840
3,200	Kraft Foods, Inc., Class A	90,048
76,600	Kroger Co. (The)(a)	1,446,208
2,200	Nash Finch Co.	56,056
65,500	Pilgrim’s Pride Corp.	2,171,980
4,400	Safeway, Inc.	104,104
16,750	Sanderson Farms, Inc.(g)	511,378
29,400	Smithfield Foods, Inc.(a)	899,640
10,100	SUPERVALU, Inc.	328,048
4,900	Tyson Foods, Inc., Class A	83,790
4,800	Whole Foods Market, Inc.	371,472

		6,550,784

Health Care Equipment & Supplies 0.4%

1,000	Bausch & Lomb, Inc.(g)	67,900
11,900	Boston Scientific Corp.(a)	291,431
33,500	Cytyc Corp.(a)	945,705
2,300	Dentsply International, Inc.	123,487
2,100	Dionex Corp.(a)	103,068
21,600	Medtronic, Inc.	1,243,512
1,800	Stryker Corp.	79,974

		2,855,077

Health Care Products 0.7%

84,700	Baxter International, Inc.	3,188,955
500	Conmed Corp.(a)	11,830
3,700	Kyphon, Inc.(a)	151,071
3,300	Neurometrix, Inc.(a)	90,024
23,700	OraSure Technologies, Inc.(a)	209,034
21,200	Palomar Medical Technologies, Inc.(a)(g)	742,848
1,900	SurModics, Inc.(a)	70,281

		4,464,043

Health Care Providers & Services 1.5%

11,900	Aetna, Inc.	1,122,289
30,600	Cardinal Health, Inc.	2,103,750
22,400	Cigna Corp.	2,502,080
21,400	Laboratory Corp. of America Holdings(a)(g)	1,152,390

30,500	UnitedHealth Group, Inc.(g)	1,895,270
13,200	Universal Health Services, Inc., Class B	616,968
5,100	WellPoint, Inc.(a)	406,929

		9,799,676

Health Care Services 0.3%

4,300	Chemed Corp.	213,624
5,200	Kindred Healthcare, Inc.(a)	133,952
30,100	Quest Diagnostics, Inc.	1,549,548

		1,897,124

Hotels, Restaurants & Leisure 0.2%

1,400	Life Time Fitness, Inc.(a)	53,326
2,600	Rare Hospitality International, Inc.(a)	79,014
41,700	Starbucks Corp.(a)	1,251,417

		1,383,757

Household Durables 0.5%

46,200	Pulte Homes, Inc.(g)	1,818,432
46,800	Standard Pacific Corp.	1,722,240

		3,540,672

Household Products 0.9%

37,900	Kimberly-Clark Corp.	2,260,735
60,775	Procter & Gamble Co.	3,517,657

		5,778,392

Independent Power Producers & Energy Traders 0.9%

8,000	Constellation Energy Group, Inc.	460,800
110,400	Duke Energy Corp.	3,030,480
47,000	TXU Corp.	2,358,930

		5,850,210

Industrial Conglomerates 1.5%

285,150	General Electric Co.	9,994,508

Insurance 3.0%

59,400	Allstate Corp.	3,211,758
39,600	American Financial Group, Inc.	1,517,076
42,359	American International Group, Inc.	2,890,155
1,100	American Physicians Capital, Inc.(a)	50,369
13,200	Assurant, Inc.	574,068
8,900	CNA Financial Corp.(a)	291,297
300	Commerce Group, Inc.	17,184
13,400	Fidelity National Financial, Inc.	492,986
9,000	Genworth Financial, Inc., Class A	311,220
14,600	Hartford Financial Services Group, Inc.	1,253,994
13,000	LandAmerica Financial Group, Inc.	811,200
13,800	Lincoln National Corp.	731,814
6,000	Loews Corp.	569,100
15,300	MBIA, Inc.(g)	920,448
8,800	MetLife, Inc.	431,200
33,200	MGIC Investment Corp.	2,185,224
15,800	PMI Group, Inc. (The)	648,906
12,700	Radian Group, Inc.	744,093
3,700	SAFECO Corp.	209,050
59,100	St. Paul Travelers Cos., Inc. (The)	2,639,997

		20,501,139

Internet & Catalog Retail

1,000	Sabre Holdings Corp., Class A	24,110

Internet Software & Services 0.6%

800	Blue Coat Systems, Inc.(a)	36,576
5,700	Blue Nile, Inc.(a)(g)	229,767
46,000	Digital Insight Corp.(a)(g)	1,472,920
6,900	IAC/InterActiveCorp(a)(g)	195,339
48,200	Internet Security Systems, Inc.(a)(g)	1,009,790
14,000	Provide Commerce, Inc.(a)	463,540
21,000	RealNetworks, Inc.(a)	162,960
24,900	TIBCO Software, Inc.(a)	186,003

		3,756,895

Machinery 0.3%

11,600	Dover Corp.	469,684
15,700	Navistar International Corp.(a)	449,334
3,700	Parker Hannifin Corp.	244,052
17,000	Rockwell Automation, Inc.	1,005,720

		2,168,790

Machinery & Equipment 0.2%

6,600	Caterpillar, Inc.(g)	381,282
13,900	Deere & Co.	946,729
1,100	W.W. Grainger, Inc.	78,210

		1,406,221

Media 1.5%

127,100	CBS Corp., Class B	4,143,460
75,500	Comcast Corp., Class A(a)(g)	1,959,980
15,400	Echostar Communications Corp., Class A(a)	418,418
32,100	Tribune Co.	971,346
79,800	Univision Communications, Inc.(a)	2,345,322

		9,838,526

Media & Entertainment 0.6%

37,100	Disney (Walt) Co.	889,287
40,600	Gannett Co., Inc.(g)	2,459,142
28,500	Time Warner, Inc.	497,040

		3,845,469

Medical Products & Services 2.2%

49,400	Becton, Dickinson & Co.	2,967,952
11,300	C.R. Bard, Inc.	744,896
6,900	Hospira, Inc.(a)	295,182
126,500	Johnson & Johnson Co.	7,602,650
14,600	Respironics, Inc.(a)	541,222
5,900	Sybron Dental Specialties, Inc.(a)	234,879
3,800	Techne Corp.(a)	213,370
61,400	Thoratec Corp.(a)(g)	1,270,366
23,700	Waters Corp.(a)(g)	895,860

		14,766,377

Metals 1.0%

55,500	Freeport-McMoRan Copper & Gold, Inc., Class B	2,985,900
7,500	Newmont Mining Corp.	400,500
3,600	Nucor Corp.	240,192
6,800	Phelps Dodge Corp.	978,316
19,600	Quanex Corp.	979,412
20,900	Reliance Steel & Aluminum Co.	1,277,408

		6,861,728

Miscellaneous Manufacturing 0.1%

5,000	Illinois Tool Works, Inc.	439,950

Multiline Retail 0.2%

18,700	Federated Department Stores, Inc.	1,240,371

Oil & Gas Equipment & Services 0.1%

15,200	Sempra Energy	681,568

Oil & Gas Exploration & Production 5.6%

200	Anadarko Petroleum Corp.(g)	18,950
20,400	Apache Corp.	1,397,808
2,100	Atmos Energy Corp.	54,936
9,000	Chesapeake Energy Corp.	285,570
108,460	Chevron Texaco Corp.(g)	6,157,274
98,600	ConocoPhillips	5,736,548
26,700	Devon Energy Corp.	1,669,818
22,500	Diamond Offshore Drilling, Inc.(g)	1,565,100
6,400	Energen Corp.	232,448
215,064	Exxon Mobil Corp.	12,080,144
13,600	Harvest Natural Resources, Inc.(a)	120,768
16,400	Marathon Oil Corp.	999,908
7,700	Newfield Exploration Co.(a)	385,539
14,400	Occidental Petroleum Corp.(g)	1,150,272
25,100	Oneok, Inc.	668,413
29,300	Parker Drilling Co.(a)	317,319
9,200	Pogo Producing Co.	458,252
30,900	Tidewater, Inc.(g)	1,373,814
20,900	Unit Corp.(a)	1,150,127
46,400	Valero Energy Corp.	2,394,240

		38,217,248

Paper & Forest Products

11,300	Louisiana-Pacific Corp.	310,411

Pharmaceuticals 3.3%

55,900	Abbott Laboratories	2,204,137
17,800	Alkermes, Inc.(a)	340,336
30,500	Allergan, Inc.(g)	3,292,780
17,000	Alpharma, Inc., Class A	484,670
28,500	Bristol-Myers Squibb Co.	654,930
9,000	CNS, Inc.	197,190
2,400	Cubist Pharmaceuticals, Inc.(a)	51,000
4,000	King Pharmaceuticals, Inc.(a)	67,680
78,800	Merck & Co., Inc.(g)	2,506,628
17,500	Neurocrine Biosciences, Inc.(a)	1,097,775
272,053	Pfizer, Inc.	6,344,276

18,500	Sepracor, Inc.(a)(g)	954,600
81,100	Wyeth	3,736,277

		21,932,279

Real Estate Investment Trust 0.9%

5,700	Affordable Residential Communities, Inc.	54,321
55,100	American Home Mortgage Investment Corp.(g)	1,794,607
44,000	Anthracite Capital, Inc.	463,320
5,500	Arbor Realty Trust, Inc.	142,560
17,700	Ashford Hospitality Trust, Inc.	185,673
2,500	Boykin Lodging Co.(a)	30,550
1,500	Brandywine Realty Trust	41,865
4,700	Capital Lease Funding, Inc.	49,491
2,400	Colonial Properties Trust	100,752
1,500	Entertainment Properties Trust	61,125
11,100	FelCor Lodging Trust, Inc.	191,031
2,000	First Industrial Realty Trust, Inc.	77,000
11,000	Hospitality Properties Trust	441,100
8,400	HRPT Properties Trust	86,940
7,100	Lexington Corporate Properties Trust	151,230
7,500	Luminent Mortgage Capital, Inc.	56,325
5,600	National Health Investors, Inc.	145,376
9,450	New Century Financial Corp.	340,862
5,900	Newcastle Investment Corp.	146,615
2,800	Pennsylvania Real Estate Investment Trust	104,608
9,300	Ramco-Gershenson Properties	247,845
22,400	Saxon Capital, Inc.	253,792
3,900	Sunstone Hotel Investors, Inc.	103,623
26,500	Thornburg Mortgage, Inc.(g)	694,300

		5,964,911

Restaurants 0.9%

14,750	CEC Entertainment, Inc.(a)	502,090
26,300	Darden Restaurants, Inc.	1,022,544
28,300	Jack in the Box, Inc.(a)	988,519
43,700	McDonald’s Corp.(g)	1,473,564
46,300	YUM! Brands, Inc.	2,170,544

		6,157,261

Retail 3.5%

75,900	American Eagle Outfitters, Inc.	1,744,182
16,100	AutoNation, Inc.(a)(g)	349,853
37,600	Bed Bath & Beyond, Inc.(a)	1,359,240
22,200	BJ’s Wholesale Club, Inc.(a)(g)	656,232
1,300	Buckle, Inc. (The)	41,912
87,200	Dollar General Corp.(g)	1,662,904
5,800	Genesco, Inc.(a)	224,982
43,800	Herman Miller, Inc.	1,234,722
8,100	Hibbett Sporting Goods, Inc.(a)	230,688
115,800	Home Depot, Inc.	4,687,583
58,600	J.C. Penney Co., Inc.	3,258,160
21,900	JAKKS Pacific, Inc.(a)	458,586
3,500	K-Swiss, Inc.	113,540
14,500	Lowe’s Cos., Inc.	966,570
27,500	Pacific Sunwear Of California, Inc.(a)	685,300
15,900	Polaris Industries, Inc.	798,180
49,100	Select Comfort Corp.(a)(g)	1,342,885
11,100	Smart & Final, Inc.(a)	142,968
15,200	Too, Inc.(a)	428,792
67,900	Wal-Mart Stores, Inc.(g)	3,177,720

		23,564,999

Road & Rail 0.1%

20,500	Landstar System, Inc.	855,670

Semiconductors & Semiconductor Equipment 2.8%

11,000	Cirrus Logic, Inc.(a)	73,480
50,600	Cymer, Inc.(a)(g)	1,796,806
52,800	Emulex Corp.(a)	1,044,912
10,900	Freescale Semiconductor, Inc.(a)	274,353
333,100	Intel Corp.	8,314,176
7,900	Lam Research Corp.(a)	281,872
9,100	LSI Logic Corp.(a)	72,800
98,500	Micrel, Inc.(a)	1,142,600
50,900	National Semiconductor Corp.	1,322,382
137,100	Texas Instruments, Inc.	4,396,797

		18,720,178

Software 1.3%

10,100	Advent Software, Inc.(a)	291,991
15,500	eFunds Corp.(a)	363,320
268,600	Microsoft Corp.	7,023,890
37,400	Synopsys, Inc.(a)	750,244
9,800	Transaction Systems Architects, Inc.(a)	282,142

		8,711,587

Telecommunication Equipment 0.7%

29,500	Crown Castle International Corp.(a)	793,845
159,900	Motorola, Inc.	3,612,141

		4,405,986

Telecommunication Services 1.6%

161,418	AT&T Corp.(g)	3,953,119
17,100	BellSouth Corp.(g)	463,410
27,100	CenturyTel, Inc.(g)	898,636
15,700	Foundry Networks, Inc.(a)	216,817
24,700	Harris Corp.	1,062,347
10,900	Iowa Telecommunications Services, Inc.	168,841
25,861	Sprint Nextel Corp.	604,113
6,200	Syniverse Holdings, Inc.(a)	129,580
109,852	Verizon Communications, Inc.(g)	3,308,742

		10,805,605

Textiles, Apparel & Luxury Goods 0.2%

48,200	Coach, Inc.(a)	1,606,988

Tobacco 0.7%

43,100	Altria Group, Inc.	3,220,432
15,500	Reynolds American, Inc.(g)	1,477,615

		4,698,047

Transportation 0.8%

8,000	CNF, Inc.	447,120
19,600	EGL, Inc.(a)	736,372
21,200	FedEx Corp.	2,191,868
4,000	Forward Air Corp.	146,600
1,900	Kirby Corp.(a)	99,123
5,100	Pacer International, Inc.	132,906
22,800	United Parcel Service, Inc.	1,713,420

		5,467,409

	Total common stocks (cost $403,203,923)	456,995,072

Moody's Rating (Unaudited)	Principal Amount (000)	Description	Value
CORPORATE BONDS 6.2%

Aerospace/Defense 0.3%

		BAE Systems Holdings, Inc., Notes, 144A,
Baa2	$370	4.75%, 8/15/10	$363,374
Baa2	220	5.20%, 8/15/15	215,588
		Boeing Capital Corp., Sr. Notes,
A3	190	6.10%, 3/1/11	200,189
		Goodrich Corp., Notes,
Baa3	260	7.625%, 12/15/12	294,903
		Lockheed Martin Corp., Bonds,
Baa2	110	8.50%, 12/1/29	149,926
		Northrop Grumman Corp., Gtd. Notes,
Baa2	500	7.125%, 2/15/11	544,848
		Raytheon Co., Notes,
Baa3	29	4.50%, 11/15/07	28,750
		Raytheon Co., Sr. Notes,
Baa3	270	6.55%, 3/15/10	284,505
Baa3	140	5.50%, 11/15/12	143,185

			2,225,268

Airlines

		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa3	48	6.703%, 6/15/21	47,134
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/1/12	210,374

			257,508

Automotive 0.1%

		Auburn Hills Trust, Debs.,
A3	105	12.375%, 5/1/20	156,128
		DaimlerChrysler NA Holding Corp., Gtd. Notes,
A3	95	8.50%, 1/18/31	114,952
		Equus Cayman Finance Ltd., 144A,
Baa3	60	5.50%, 9/12/08	60,158
		General Motors Acceptance Corp., Notes,
Ba1	210	6.125%, 1/22/08	192,302
		Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A,
Baa3	90	5.30%, 12/19/08	89,779

			613,319

Banking 0.7%

		Bank of America Corp., Sr. Unsec. Notes,
Aa2	400	4.75%, 8/1/15	387,933
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/1/10	444,052
		Citigroup, Inc., Sub. Notes,
Aa2	400	5.625%, 8/27/12	412,285
Aa2	82	5.00%, 9/15/14	80,717
Aa2	250	6.625%, 6/15/32	282,497
Aa2	125	6.00%, 10/31/33	130,727
		Credit Suisse First Boston USA, Inc., Notes,
Aa3	230	5.125%, 8/15/15	227,777
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa3	220	5.75%, 11/16/10	221,027
		J.P. Morgan Chase & Co., Notes,
Aa3	190	4.60%, 1/17/11	186,327
		J.P. Morgan Chase & Co., Sr. Notes,
Aa3	270	5.25%, 5/30/07	271,223
		J.P. Morgan Chase & Co., Sub. Notes,
A1	305	5.15%, 10/1/15	300,676
		Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A,
A2	160	5.79%, 4/15/14	165,292
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
A1	140	7.625%, 9/14/10	155,051
		Wachovia Bank NA., Sub. Notes,
Aa3	450	7.80%, 8/18/10	505,095
		Washington Mutual Bank, Sub. Notes,
A3	60	5.65%, 8/15/14	60,761
		Wells Fargo & Co., Sub. Notes,
Aa2	300	5.125%, 9/15/16	297,676
		Zions Bancorporation, Sub. Notes,
Baa1	85	5.50%, 11/16/15	85,628

			4,214,744

Brokerage 0.2%

		Bear Stearns Companies Inc. (The), Unsec. Notes,
A1	100	5.30%, 10/30/15	99,778
		Goldman Sachs Group, Inc., Gtd. Notes,
A1	185	6.345%, 2/15/34	194,349
		Goldman Sachs Group, Inc., Notes,
Aa3	5	5.00%, 10/1/14	4,898
		Lehman Brothers Holdings, Inc., Notes,
A1	335	6.625%, 1/18/12	361,689
		Merrill Lynch & Co., Inc., Notes,
Aa3	60	4.79%, 8/4/10	59,325
Aa3	35	5.45%, 7/15/14	35,572
		Merrill Lynch & Co., Inc., Notes, MTN,
Aa3	240	4.25%, 2/8/10	233,454
Aa3	90	5.00%, 1/15/15	88,648
		Morgan Stanley, Notes,
Aa3	25	5.30%, 3/1/13	25,050
Aa3	250	5.375%, 10/15/15	250,242
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/1/14	134,269

			1,487,274

Building Materials & Construction 0.1%

		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	171,980

		Hanson PLC, Sr. Unsub.,
Baa1	170	7.875%, 9/27/10	187,933
		Ryland Group, Inc. (The), Sr. Notes,
Baa3	90	5.375%, 6/1/08	89,951

			449,864

Cable 0.1%

		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	72,061
		Comcast Corp., Bonds,
Baa2	250	5.65%, 6/15/35(g)	230,034
		Comcast Corp., Sr. Unsec. Notes,
Baa2	135	6.50%, 11/15/35	137,573
		Cox Communications, Inc., Notes,
Baa3	185	6.75%, 3/15/11	193,456

			633,124

Capital Goods 0.4%

		Caterpillar, Inc., Debs.,
A2	400	7.25%, 9/15/09	430,990
		Cooper Cameron Corp., Sr. Notes,
Baa1	65	2.65%, 4/15/07	62,846
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa1	400	7.35%, 6/15/08	419,742
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	81,998
		FedEx Corp., Notes,
Baa2	330	2.65%, 4/1/07	320,997
		Honeywell International, Inc., Bonds,
A2	215	6.125%, 11/1/11	226,941
		Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A,
A3	165	5.45%, 11/24/10	166,346
		Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	250	6.00%, 11/15/13	255,372
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	120,260
		United Technologies Corp., Notes,
A2	165	6.35%, 3/1/11	175,848
		United Technologies Corp., Sr. Notes,
A2	225	4.875%, 5/1/15	222,799
		Waste Management, Inc., Gtd. Notes,
Baa3	110	7.75%, 5/15/32	135,829

			2,619,968

Chemicals 0.2%

		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	61,928
A3	110	7.375%, 11/1/29	132,530
		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/1/11	141,361
		Huntsman International LLC, Gtd. Notes,
B2	350	9.875%, 3/1/09	369,250
		IMC Global, Inc., Gtd. Notes, Ser. B,
Ba3	350	11.25%, 6/1/11	376,250
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/1/09	166,621
		Lyondell Chemical Co., Gtd. Notes,
B1	267	9.50%, 12/15/08	279,683

		Monsanto Co., Bonds, Ser. 1,
Baa1	100	5.50%, 7/30/35	95,504

			1,623,127

Consumer

		Cendant Corp., Sr. Notes,
Baa1	185	6.25%, 1/15/08	188,336

Electric 0.7%

		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/1/10	121,308
		Boston Edison Co., Debs.,
A1	110	4.875%, 4/15/14	108,732
		Carolina Power & Light Co., First Mtge. Bonds,
A3	105	5.25%, 12/15/15	104,868
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	165,066
Baa2	120	6.95%, 3/15/33	139,743
		Consolidated Edison Co. of New York, Sr. Unsec. Notes ,
A1	145	5.375%, 12/15/15	147,104
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa3	65	5.375%, 4/15/13	64,528
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa1	190	5.125%, 12/15/09	189,445
		Duke Capital LLC, Sr. Notes,
Baa3	45	6.25%, 2/15/13	46,864
Baa3	45	8.00%, 10/1/19	53,710
		El Paso Electric Co., Sr. Unsec.
Baa3	135	6.00%, 5/15/35	135,062
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Ba1	220	8.50%, 4/1/09	239,940
		Energy East Corp., Notes,
Baa2	125	6.75%, 9/15/33	137,643
		Exelon Corp., Notes,
Baa2	30	4.90%, 6/15/15	28,631
		FirstEnergy Corp., Notes, Ser. C,
Baa3	155	7.375%, 11/15/31	182,895
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/1/33	63,231
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	87,515
		Natural Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/1/12	39,035
		NiSource Finance Corp., Gtd. Notes,
Baa3	130	5.25%, 9/15/17	126,449
Baa3	280	5.45%, 9/15/20	271,298
		Oncor Electric Delivery, Debs.,
Baa2	120	7.00%, 9/1/22	133,377
		Oncor Electric Delivery, Sec'd. Notes,
Baa2	45	7.25%, 1/15/33	52,706
		Pacific Gas & Electric Co., First Mtge. Bonds,
Baa1	380	6.05%, 3/1/34	393,284
		Pepco Holdings, Inc., Notes,
Baa2	110	5.50%, 8/15/07	110,666
		PPL Electric Utilities Corp., Sec'd. Notes,
Baa1	400	6.25%, 8/15/09	415,544
		Southern California Edison Co., First Mtge,
A3	100	4.65%, 4/1/15	96,739
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/1/08	115,648
Baa1	35	7.00%, 12/1/10	37,668

			3,808,699

Energy - Integrated 0.1%

		ConocoPhillips Co., Notes,
A1	500	8.75%, 5/25/10	575,151
		ConocoPhillips Holding Co., Sr. Notes,
A1	135	6.95%, 4/15/29	162,932
		Marathon Oil Corp., Notes,
Baa1	60	6.125%, 3/15/12	63,623
		Union Oil Co. of California, Gtd. Notes,
A1	130	7.35%, 6/15/09	140,255

			941,961

Energy - Other 0.1%

		Devon Financing Corp., ULC, Gtd. Notes,
Baa2	45	7.875%, 9/30/31	57,181
		Encana Corp., Bonds,
Baa2	55	6.50%, 8/15/34	61,455
		Halliburton Co., Notes,
Baa1	30	5.50%, 10/15/10	30,641
		Occidental Petroleum Corp., Sr. Notes,
A3	340	6.75%, 1/15/12(g)	373,183
		Talisman Energy, Inc., Notes,
Baa1	120	5.125%, 5/15/15	118,929
		Valero Energy Corp., Sr. Unsec. Notes,
Baa3	30	7.50%, 4/15/32	36,459
		Woodside Finance Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	264,876

			942,724

Foods 0.3%

		Albertson's, Inc., Debs.,
Baa3	35	7.45%, 8/1/29	32,448
		Anheuser-Busch Cos., Inc., Sr. Notes,
A1	160	6.00%, 4/15/11	167,500
		Archer-Daniels-Midland Co., Debs.,
A2	60	8.125%, 6/1/12	69,956
		Cadbury Schweppes US Finance, Notes, 144A,
Baa2	160	3.875%, 10/1/08	155,379
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/4/09	361,502
		ConAgra Foods, Inc., Notes,
Baa1	130	7.875%, 9/15/10	143,226
		HJ Heinz Co., Notes, 144A,
Baa1	260	6.428%, 12/1/20	267,091
		Kellogg Co., Notes, Ser. B,
Baa1	375	6.60%, 4/1/11	401,472
		Kraft Foods, Inc., Notes,
A3	50	5.25%, 6/1/07	50,203
		Kraft Foods, Inc., Sr. Unsec. Notes,
A3	185	5.625%, 11/1/11	189,809
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/1/11	36,706
		Kroger Co. (The), Notes,
Baa2	250	7.80%, 8/15/07	259,734
		PepsiAmericas, Inc., Notes,
Baa1	115	4.875%, 1/15/15	113,376

		Safeway, Inc., Sr. Unsec. Notes,
Baa2	25	7.25%, 2/1/31	26,977
		Tyson Foods, Inc., Sr. Unsec. Notes,
Baa3	20	8.25%, 10/1/11	22,581
		YUM! Brands, Inc., Sr. Notes,
Baa3	35	8.875%, 4/15/11	40,072

			2,338,032

Gaming 0.1%

		Harrah's Operating Co., Inc., Gtd. Notes,
Baa3	55	7.125%, 6/1/07	56,396
Baa3	150	5.50%, 7/1/10	149,940
Baa3	195	5.75%, 10/1/17	189,792
		Mandalay Resort Group, Sr. Sub. Notes,
Ba3	1	9.375%, 2/15/10	1,095

			397,223

Health Care & Pharmaceutical 0.4%

		Baxter International, Inc., Sr. Unsec. Notes,
Baa1	170	5.196%, 2/16/08	170,500
		Bristol-Myers Squibb Co., Notes,
A1	110	5.75%, 10/1/11	113,606
		Cardinal Health, Inc., Unsub. Notes,
Baa3	260	5.85%, 12/15/17	264,462
		Genentech, Inc., Sr. Notes,
A1	180	4.75%, 7/15/15	175,157
A1	50	5.25%, 7/15/35	48,184
		Laboratory Corp., of America Holdings, Sr. Unsec. Notes,
Baa3	145	5.625%, 12/15/15	146,922
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/1/28	30,766
		Pharmacia Corp., Debs.,
Aaa	40	6.75%, 12/15/27	47,007
		Schering-Plough Corp., Sr. Notes,
Baa1	315	5.55%, 12/1/13	320,912
		Wellpoint, Inc., Notes,
Baa1	310	3.50%, 9/1/07	302,401
Baa1	170	5.00%, 12/15/14	166,992
Baa1	155	5.95%, 12/15/34	159,785
		Wyeth, Unsub. Notes,
Baa1	405	5.50%, 3/15/13 - 2/1/14	410,466
Baa1	95	6.45%, 2/1/24	102,743

			2,459,903

Insurance 0.2%

		Allstate Corp., (The), Sr. Notes,
A1	200	7.20%, 12/1/09	215,359
A1	80	5.55%, 5/9/35	78,397
		American International Group, Inc., Notes,
Aa2	210	4.25%, 5/15/13	199,737
		American International Group, Inc., Notes, 144A,
Aa2	40	5.05%, 10/1/15	39,257
		AXA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	46,772
		Everest Reinsurance Holdings, Inc., Notes,
A3	120	5.40%, 10/15/14	118,346

		Liberty Mutual Group, Inc., Bonds, 144A,
Baa3	145	7.00%, 3/15/34(g)	149,524
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	49,668
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/1/11	74,176
A2	15	6.375%, 6/15/34	16,428
A2	205	5.70%, 6/15/35	205,759
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	109,675
Baa2	90	6.15%, 8/15/19	90,571
		XL Capital Ltd., Sr. Notes,
A3	15	5.25%, 9/15/14	14,641

			1,408,310

Lodging 0.1%

		Carnival Corp., (Panama), Gtd. Notes,
A3	440	3.75%, 11/15/07	430,110
		Carnival PLC (United Kingdom), Notes,
A3	50	7.30%, 6/1/07	51,484
		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes,
Ba1	355	8.00%, 5/15/10	385,572

			867,166

Media & Entertainment 0.2%

		AMFM, Inc., Gtd. Notes,
Baa3	115	8.00%, 11/1/08	122,262
		CBS Corp., Gtd. Notes,
Baa3	75	7.875%, 7/30/30	85,641
		Clear Channel Communications, Inc., Sr. Notes,
Baa3	50	7.65%, 9/15/10	53,521
		News America, Inc., Gtd. Notes,
Baa2	125	7.625%, 11/30/28	141,750
		Time Warner, Inc., Gtd. Notes,
Baa1	315	6.75%, 4/15/11	330,778
Baa1	160	7.25%, 10/15/17	174,912
Baa1	135	7.70%, 5/1/32	151,829
		Walt Disney Co., Notes,
Baa1	50	5.375%, 6/1/07	50,316

			1,111,009

Metals

		Alcan, Inc. (Canada), Notes,
Baa1	20	5.20%, 1/15/14	19,780
Baa1	115	5.00%, 6/1/15	111,554
Baa1	35	6.125%, 12/15/33	35,828

			167,162

Non Captive Finance 0.4%

		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	165	4.75%, 5/15/12	163,109
		Capital One Bank, Sub. Notes,
Baa1	5	6.50%, 6/13/13	5,312
		Capital One Financial Corp., Notes,
Baa1	55	5.50%, 6/1/15	54,678

		CIT Group Funding Co. of Canada, Notes, 144A,
A2	240	5.45%, 6/1/15	237,219
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	196,915
A2	80	4.25%, 2/1/10	77,838
		General Electric Capital Corp., Notes,
Aaa	110	4.875%, 10/21/10	109,756
		General Electric Capital Corp., Notes, Ser. MTN,
Aaa	205	6.125%, 2/22/11	215,670
Aaa	500	6.75%, 3/15/32	586,925
		Household Finance Corp., Notes,
A1	130	4.75%, 5/15/09	128,582
A1	185	6.375%, 10/15/11 - 11/27/12	195,642
A1	125	7.00%, 5/15/12(g)	136,734
		HSBC Finance Corp., Notes,
A1	85	6.75%, 5/15/11	91,220
A1	165	5.00%, 6/30/15	160,448
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/1/09	114,223
		Residential Capital Corp., Sr. Unsec. Notes,
Baa3	100	6.375%, 6/30/10	101,612

			2,575,883

Non-Corporate 0.1%

		Export-Import Bank of Korea (South Korea), Notes, 144A,
A3	170	4.125%, 2/10/09(g)	165,598
		Korea Development Bank, Notes,
A3	240	4.75%, 7/20/09	237,939
		Pemex Project Funding Master Trust, Gtd. Notes, 144A,
Baa1	190	10.00%, 9/15/27	253,175
		Petrobras International Finance Co., Sr. Notes,
Baa1	44	9.75%, 7/6/11	51,700

			708,412

Paper

		Weyerhaeuser Co., Debs.,
Baa2	145	7.375%, 3/15/32	161,198

Pipelines & Other 0.2%

		Atmos Energy Corp., Notes,
Baa3	255	4.00%, 10/15/09	244,551
		Duke Energy Field Services LLC, Notes,
Baa2	200	7.875%, 8/16/10	221,188
		Enbridge, Inc., Notes,
A3	100	4.90%, 3/1/15	98,358
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	115	6.875%, 3/1/33	121,825
		Enterprise Products Operating LP, Sr. Notes,
Baa3	150	4.00%, 10/15/07	146,866
		Kinder Morgan Finance Co. ULC, Gtd. Notes, 144A,
Baa2	75	6.40%, 1/5/36	76,866
		Oneok, Inc., Sr. Unsec. Notes,
Baa2	250	5.51%, 2/16/08	250,988
		Sempra Energy, Sr. Notes,
Baa1	120	4.621%, 5/17/07	119,150

			1,279,792

Railroads 0.1%

		BNSF Funding Trust I, Gtd. Notes,
Ba1	180	6.613%, 12/15/55	187,381
		Burlington Northern Santa Fe Corp., Debs.,
Baa2	185	7.95%, 8/15/30	242,076
		Norfolk Southern Corp., Bonds,
Baa1	4	7.80%, 5/15/27	5,068
		Norfolk Southern Corp., Sr. Unsec.
Baa1	96	5.64%, 5/17/29	96,443
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/1/08	284,018

			814,986

Real Estate Investment Trust 0.1%

		EOP Operating LP, Sr. Notes,
Baa2	350	6.75%, 2/15/08	361,863
		ERP Operating LP, Notes,
Baa1	70	5.125%, 3/15/16	67,421
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	263,729
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/1/12	88,333

			781,346

Retail	0.1%

		Gap, Inc. (The), Notes,
Baa3	250	6.90%, 9/15/07	255,449
		May Department Stores Co. (The), Gtd. Notes,
Baa1	45	8.50%, 6/1/19	54,557
		May Department Stores Co. (The), Notes,
Baa1	85	6.65%, 7/15/24	89,369
Baa1	115	6.70%, 7/15/34	122,486
		Target Corp., Sr. Unsec. Notes,
A2	140	7.50%, 8/15/10	154,844
		Wal-Mart Stores, Inc., Bonds,
Aa2	260	5.25%, 9/1/35	252,376
		Wal-Mart Stores, Inc., Sr. Notes,
Aa2	60	6.875%, 8/10/09	63,857

			992,938

Technology 0.2%

		Computer Associates International, Inc., Sr. Notes, 144A,
Ba1	225	5.00%, 12/1/09	219,401
		Equifax, Inc., Notes,
Baa1	165	4.95%, 11/1/07	164,897
		First Data Corp., Notes,
A1	110	4.85%, 10/1/14	104,201
		International Business Machines Corp., Debs.,
A1	185	5.875%, 11/29/32	194,671
		Jabil Circuit, Inc., Sr. Notes,
Baa3	150	5.875%, 7/15/10	152,345
		Motorola, Inc., Notes,
Baa2	190	4.608%, 11/16/07	188,813
Baa2	24	7.625%, 11/15/10	26,679
		Seagate Technology HDD Holdings, Gtd. Notes,
Ba2	245	8.00%, 5/15/09	257,250

			1,308,257

Telecommunications 0.7%

		ALLTEL Ohio LP, Gtd. Notes, 144A,
A2	135	8.00%, 8/15/10	150,211
		AT&T Corp., Sr. Notes,
A2	120	9.75%, 11/15/31(g)	150,735
		AT&T, Inc., Notes,
A2	220	4.125%, 9/15/09	212,437
A2	240	5.30%, 11/15/10	240,727
		BellSouth Corp., Notes,
A2	245	4.20%, 9/15/09	237,989
		British Telecommunications PLC (United Kingdom), Bonds,
Baa1	45	8.875%, 12/15/30	60,207
		British Telecommunications PLC (United Kingdom), Unsub. Notes,
Baa1	220	7.00%, 5/23/07	225,725
		CenturyTel, Inc., Sr. Notes,
Baa2	25	7.875%, 8/15/12	27,574
		Cingular Wireless LLC, Sr. Notes,
Baa2	100	7.125%, 12/15/31	114,468
		Cingular Wireless Services, Inc., Notes,
Baa2	120	8.125%, 5/1/12	138,651
		Cingular Wireless Services, Inc., Sr. Notes,
Baa2	110	8.75%, 3/1/31	145,730
		Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes,
A3	60	8.25%, 6/15/30	76,312
		France Telecom SA (France), Notes,
A3	75	8.50%, 3/1/31	100,070
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa1	105	8.00%, 10/1/10	115,316
		Nextel Communications, Inc., Sr. Notes,
Baa2	240	5.95%, 3/15/14	241,257
		Sprint Capital Corp., Gtd. Notes,
Baa2	440	6.90%, 5/1/19	484,611
Baa2	90	8.75%, 3/15/32	119,437
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	90	5.25%, 11/15/13	88,315
Baa2	130	6.00%, 9/30/34	125,236
		Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes,
Baa1	420	6.80%, 5/15/09	436,419
		TELUS Corp., (Canada), Notes,
Baa2	250	8.00%, 6/1/11	280,265
		US Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	93,278
		Verizon Global Funding Corp., Bonds,
A3	65	5.85%, 9/15/35	62,639
		Verizon Global Funding Corp., Notes,
A3	55	7.75%, 12/1/30	65,376
		Vodafone Group PLC (United Kingdom), Sr. Notes,
A2	200	7.75%, 2/15/10	219,053

			4,212,038

Tobacco

		Altria Group, Inc., Debs.,
Baa2	60	7.75%, 1/15/27	71,230
		Altria Group, Inc., Notes,
Baa2	120	7.65%, 7/1/08	127,096

			198,326

		Total corporate bonds (cost $ 41,674,967)	41,787,897

ASSET BACKED SECURITIES 1.2%

		American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A,
Baa2	230	4.8394%, 3/15/12(h)	231,042
		American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A,
Baa2	220	4.8694%, 7/15/09(h)	220,156
		Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	397	4.54%, 9/15/10	393,088
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Aa2	248	5.4787%, 3/25/33(h)	250,104
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360	4.8787%, 1/25/35(h)	360,125
		Chase Issuance Trust, Ser. 2005-A4, Class A4,
Aaa	650	4.23%, 1/15/13	634,897
		Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3,
Aaa	270	5.12%, 7/25/35	268,922
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	260,165
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Aa2	300	4.8988%, 6/25/36(h)	300,854
		Home Equity Asset Trust, Ser. 2005-7, Class 2A4,
Aaa	220	4.7588%, 1/25/36(h)	220,105
		Household Home Equity Loan Trust, Ser. 2005-2, Class M2,
Aa1	233	4.6494%, 1/20/35	233,267
		Household Mortgage Loan Trust, Ser. 2003-HC2, Class M,
Aa2	87	4.97%, 6/20/33(h)	86,827
		Household Mortgage Loan Trust, Ser. 2004-HC1, Class M,
Aa2	67	4.6594%, 2/20/34(h)	67,196
		MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,577,110
		Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2	290	5.4787%, 3/25/34(h)	293,119
		Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1,
Aaa	268	5.2288%, 9/25/32(h)	269,694
		Prestige Auto Receivables Trust, Ser. 2004-1A, Class A2,
Aaa	207	3.69%, 6/15/11	204,173
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
Aa2	240	4.8188%, 9/25/35(h)	240,702
		Securitized Asset Bank Receivables LLC Trust, Ser. 2004-OP1, Class M1,
Aa2	280	4.8887%, 2/25/34	280,651
		Structured Asset Securities Corp., Ser. 2005-RMS1, Class A3,
AAA(d)	220	4.6788%, 2/25/35(h)	220,531
		WFS Financial Owner Trust, Ser. 2004-4, Class D,
Baa2	200	3.58%, 5/17/12	196,182

		Total Asset Backed Securities (cost $ 7,909,246)	7,808,910

COMMERCIAL MORTGAGE BACKED SECURITIES 2.4%

		Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	393,864
		Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	534,288
		Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4,
Aaa	1,000	4.668%, 7/10/43	963,669
		Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4,
Aaa	1,400	5.182%, 9/10/47	1,411,921
		Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42	343,591

		Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB,
Aaa	500	5.1401%, 10/12/42	501,934
		Commercial Mortgage Asset Trust, Ser. 1999-C2, Class A1,
Aaa	83	7.285%, 11/17/32	84,956
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
Aaa	2,744	1.0434%, 3/10/39	92,870
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	287,594
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	600	7.62%, 6/10/33	654,872
		GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4,
Aaa	650	5.333%, 11/10/45	663,178
		GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2,
Aaa	4,917	.6737%, 3/10/40	117,201
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/5/35	1,220,934
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C2, Class A3,
Aaa	610	4.533%, 1/5/36	594,917
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A3,
Aaa	1,250	5.383%, 5/15/41	1,258,817
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4,
Aaa	700	5.1792%, 12/15/44	704,669
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-CB13, Class A4,
Aaa	455	5.2945%, 1/12/43	461,109
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	971,999
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP4, Class A4,
Aaa	520	4.918%, 10/15/42	509,965
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,675	7.727%, 5/17/32	1,820,238
		LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29	785,724
		LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	417,059
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	388,040
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2,
AAA(d)	1,100	4.867%, 2/15/35	1,083,211

		Total commercial mortgage backed securities (cost $ 16,526,475)	16,266,620

COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%

		Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1,
Aaa	266	4.47%, 2/25/35(h)	261,164
		Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1,
Aaa	267	4.4005%, 3/25/35(h)	261,520
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Aaa	454	5.25%, 9/25/19	444,494
		Master Alternative Loan Trust, Ser. 2004-4, Class 4A1,
Aaa	525	5.00%, 4/25/19	516,167
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3,
Aaa	388	4.17%, 2/25/34	382,427
		Washington Mutual Alternative Mortgage Pass-Through Certs., Ser.
		2005-1, Class 3A,
Aaa	189	5.00%, 3/25/20	185,116

		Total collateralized mortgage obligations (cost $ 2,113,623)	2,050,888

STRUCTURED NOTES 0.1%

		Dow Jones CDX High Yield Trust, Pass Thru Certs., Ser. 5-T2, 144A,
Ba3	400	7.25%, 12/29/10

		Total Structured Notes (cost $396,500)(g)	395,500

MORTGAGE BACKED SECURITIES 9.0%

		Federal Home Loan Mortgage Corp.,
	$3,050	5.00%, 7/1/18 - 5/1/34	3,005,581
	2,758	4.50%, 11/1/18 - 7/1/20	2,685,967
	921	7.00%, 10/1/31 - 11/1/33	958,325
	764	6.00%, 1/1/34	771,629
	1,980	5.50%, 5/1/34 - 7/1/34	1,963,304
		Federal Home Loan Mortgage Corp., TBA
	1,500	6.00%, 1/1/34(c)	1,514,532
	1,000	5.00%, 1/15/36(c)	967,812
		Federal National Mortgage Association,
	149	7.50%, 12/1/07	150,513
	1,944	6.50%, 5/25/08 - 1/1/34	1,991,974
	10,554	5.50%, 12/1/16 - 2/1/34	10,479,337
	5,953	6.00%, 9/1/17 - 2/1/35	6,018,735
	12,341	5.00%, 10/1/18 - 7/1/35	12,012,864
	4,113	4.50%, 2/1/19 - 3/1/34	3,976,045
	430	4.00%, 5/1/19	411,103
	35	8.00%, 12/1/23	37,440
	25	8.50%, 2/1/28	27,572
		Federal National Mortgage Association, TBA
	1,200	4.50%, 1/15/20(c)	1,167,374
	3,000	6.00%, 1/1/21 - 1/1/35(c)	3,045,468
	6,000	5.50%, 1/15/21 - 1/1/33(c)	5,963,906
		Government National Mortgage Association,
	228	8.00%, 8/15/22 - 6/15/25	245,107
	1,234	6.50%, 9/15/23 - 8/15/32	1,289,441
	177	7.00%, 6/15/24	185,725
	23	7.50%, 4/15/29 - 5/15/31	24,096
	1,189	5.50%, 12/15/33 - 9/15/34	1,197,071

		Total mortgage backed securities (cost $ 60,613,429)	60,090,921

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.3%

		Federal Home Loan Bank,
	265	4.25%, 4/16/07	263,303
	775	4.50%, 5/13/11	763,104
		Federal Home Loan Mortgage Corp,
	1,170	4.90%, 11/3/08	1,165,983
	985	4.75%, 1/18/11	984,490
	2,790	5.75%, 1/15/12	2,927,302
		Federal National Mortgage Association,
	108	4.25%, 7/27/07	107,116
	990	4.75%, 12/15/10	990,011
	1,305	5.25%, 8/1/12	1,317,518
		Tennessee Valley Authority,
	200	5.88%, 4/1/36	227,212

		Total U.S. government agency obligations (cost $ 8,814,562)	8,746,039

U.S. GOVERNMENT TREASURY SECURITIES 2.1%

		United States Treasury Bonds,
	555	9.125%, 5/15/18	793,693
	779	9.00%, 11/15/18	1,113,727
	1,875	8.875%, 2/15/19(b)	2,666,308
	1,615	8.125%, 8/15/19 - 5/15/21	2,197,919
	250	8.75%, 5/15/20	358,662
	1,603	6.00%, 2/15/26	1,890,288
	874	5.375%, 2/15/31(g)	981,748
		United States Treasury Inflation Index,
	210	1.875%, 7/15/15	206,439
		United States Treasury Notes,
	800	4.00%, 8/31/07	794,687
	2,275	4.375%, 11/15/08 - 12/15/10(g)	2,276,646
	26	4.125%, 8/15/10	25,744
	475	4.50%, 11/15/15(g)	478,896
		United States Treasury Strips, Zero Coupon
	1,225	5/15/19	661,709

		Total U.S. government securities (cost $ 14,158,522)	14,446,466

MUNICIPAL BOND 0.1%

		Illinois State Taxable Pension, GO,
Aa3	975	5.10%, 6/1/33 (cost $ 916,351)	958,347

FOREIGN GOVERNMENT OBLIGATIONS 0.2%

		Government of Malaysia, Bonds,
A3	55	7.50%, 7/15/11	61,549
		Italy Government International Bond (Italy), Notes,
Aa2	75	6.00%, 2/22/11	79,429
Aa2	160	5.375%, 6/15/33	162,979
		Mexico Government International Bond (Mexico), Notes,
Baa1	310	8.375%, 1/14/11	353,400
Baa1	290	8.125%, 12/30/19	355,975
		Province of Quebec (Canada), Notes,
A1	115	4.60%, 5/26/15(g)	112,203
		Province of Quebec (Canada), Sr. Unsub. Notes,
A1	390	5.75%, 2/15/09	401,395
		South Africa Government International Bond (South Africa), Notes,
Baa1	100	6.50%, 6/2/14	108,125

		Total foreign government obligations (cost $ 1,593,050)	1,635,055

		Total long-term investments (cost $557,920,648)	611,181,715

SHORT-TERM INVESTMENTS 22.8%
CORPORATE BONDS 1.2%

Brokerage 0.2%

		Morgan Stanley, Unsub. Notes,
Aa3	1,200	6.10%, 4/15/06	1,204,216

Cable 0.2%

		Continental Cablevision, Inc., Sr. Notes,
Baa2	1,000	8.30%, 5/15/06	1,012,122

Consumer

		Cendant Corp., Notes,
Baa1	260	6.875%, 8/15/06	262,669

Electric 0.1%

		Duke Capital LLC, Sr. Notes,
Baa3	140	4.331%, 11/16/06	139,025
		Progress Energy, Inc., Sr. Notes,
Baa2	280	6.75%, 3/1/06	280,865

			419,890

Energy - Other 0.2%

		BJ Services Co., Sr. Notes, Ser. B,
Baa1	700	7.00%, 2/1/06	700,980
		Devon Energy Corp., Sr. Notes,
Baa2	480	2.75%, 8/1/06	473,493
		Kerr-McGee Corp., Sec'd. Notes,
Ba3	260	5.875%, 9/15/06	260,902

			1,435,375

Foods 0.1%

		Kraft Foods, Inc., Notes,
A3	510	4.625%, 11/1/06	508,398
		Tyson Foods, Inc., Sr. Notes,
Baa3	75	7.25%, 10/1/06	76,201

			584,599

Media & Entertainment 0.1%

		British Sky Broadcasting PLC, Gtd. Notes,
Baa2	130	7.30%, 10/15/06	132,104
		Walt Disney Co., Sr. Notes,
Baa1	205	6.75%, 3/30/06	205,977

			338,081

Non - Captive Finance

		Capital One Bank, Sr. Notes,
A3	295	6.875%, 2/1/06	295,537

Real Estate Investment Trust 0.1%

		Simon Property Group LP, Gtd. Notes,
Baa1	380	6.875%, 11/15/06	385,783
		Simon Property Group LP, Notes,
Baa1	250	7.375%, 1/20/06	250,316

			636,099

Retail

		Target Corp., Sr. Unsec. Notes,
A2	220	5.95%, 5/15/06	220,805

Telecommunications 0.2%

		AT&T Wireless Services, Inc., Sr. Notes,
Baa2	335	7.35%, 3/1/06	336,388
		Citizens Communications Co., Debs.,
Ba3	220	7.60%, 6/1/06	222,475
		Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes,
Baa1	800	6.65%, 5/15/06	804,466

			1,363,329

		Total corporate bonds (cost $ 7,797,840)	7,772,722

U.S. GOVERNMENT SECURITIES

		United States Treasury Bills,
	$300	3/16/06 (cost $ 297,651)	297,654

	Shares
MUTUAL FUNDS 21.6%

	3,317,192	Dryden Core Investment Fund - Short Term Bond Series(f)	33,169,271
	112,555,532	Dryden Core Investment Fund - Taxable Money Market Series (includes $ 78,963,517 of cash collateral received for securities on loan)(e)(f)	112,555,532

		Total mutual funds (cost $145,727,456)	145,724,803

		Total short-term investments (cost $153,822,947)	153,795,179

	Contracts
		OUTSTANDING OPTION PURCHASED(a)
		Call Option
	10	U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.25 (cost $11,579)	4,188

		Total Investments, Before Outstanding Option Written 113.6% (cost $ 711,755,174)	764,981,082

		OUTSTANDING OPTION WRITTEN(a)
		Call Option
	10	U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.75 (premiums received $5,271)	(1,188)

		Total Investments, Net of Outstanding Option Written 113.6% (cost $711,749,903)(i)	764,979,894

		Liabilities in excess of other assets (j)(13.6%)	(91,643,502)

		Net Assets 100.0%	$673,336,392

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to liquid.

GO - General Obligation.

LLC - Limited Liability Company.

MTN - Medium Term Notes.

NA - National Association.

PAC - Planned Amortization Class.

ULC - Unlimited Liability Corporation

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Partial principle amount of $12,659,092 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Core Short Term Bond Fund and the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	Portion of securities on loan with an aggregate market value of $75,664,329; cash collateral of $78,963,517 was received with which the portfolio purchased securities.
(h)	Variable rate instrument.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$717,969,768	$68,389,924	$21,379,798	$47,010,126

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(j)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at December 31, 2005:

Number of Contracts	Type	Expiration Date	Value at December 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
43	30 - Day Euro	Mar. 06	$10,236,688	$10,242,714	$(6,026)
8	Fed Fund 30 Day	Apr. 06	3,178,588	3,178,853	(265)
76	U.S. T-Notes 5 yr.	Mar. 06	8,082,125	8,055,912	26,213
30	U.S. Long Bond	Mar. 06	3,425,625	3,371,916	53,709
156	U.S. T-Notes 5 yr.	Mar. 06	16,589,625	16,538,438	51,187
10	S&P 500 Future	Mar. 06	3,137,000	3,162,000	(25,000)

					99,818

Short Positions:
55	U.S. T-Notes 2 yr.	Mar. 06	11,285,313	$11,286,861	1,548
24	U.S. T-Notes 10 yr.	Mar. 06	2,625,750	2,604,105	(21,645)

					(20,097)

					$79,721

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.